Cash and Cash Equivalents - Summary of Cash and Cash Equivalents (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash and cash equivalents [abstract]
Cash held in banks	$ 114,099	$ 141,130
Money market funds	474,699	810,453
Short-term deposits	80,141	353,539
Amounts held by payment service providers	65,282	58,006
Cash and cash equivalents	$ 734,221	$ 1,363,128	$ 1,573,421	$ 322,429